LIQUIDITY - Vallon - 10-K (Details) - USD ($) $ / shares in Units, $ in Thousands				9 Months Ended		12 Months Ended
	May 17, 2022	Feb. 12, 2021	Jan. 11, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 13, 2022
Class of Stock [Line Items]
Accumulated deficit				$ 29,529		$ 18,496
Proceeds from issuance of convertible promissory note				$ 0	$ 125
Common stock, par value (in usd per share)				$ 0.0001		$ 0.0001
Payments of Stock Issuance Costs				$ 517	$ 0
Cash and cash equivalents				$ 3,488		$ 9
Vallon Pharmaceuticals, Inc.
Class of Stock [Line Items]
Accumulated deficit						28,926	$ 21,902
Proceeds from issuance of convertible promissory note			$ 350			$ 0	$ 350
Net proceeds from sale of stock	$ 3,900
Sale of stock (in shares)	123,333
Common stock, par value (in usd per share)	$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001
Sale of stock, price per share (in usd per share)	$ 31.896
Payments of Stock Issuance Costs	$ 572
Warrants issuance expense	$ 85
Cash and cash equivalents						$ 3,781	$ 3,702
IPO | Vallon Pharmaceuticals, Inc.
Class of Stock [Line Items]
Net proceeds from sale of stock		$ 15,500
Sale of stock (in shares)		75,000
Sale of stock, price per share (in usd per share)		$ 240.00